CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	R 6,239.7	R 5,496.3	R 5,118.5
Cost of sales	(4,429.9)	(3,911.0)	(3,741.5)
Gross Profit from operating activities	1,809.8	1,585.3	1,377.0
Other income	2.0	10.4	91.3
Administration expenses and other costs	(199.3)	(172.9)	(161.2)
Results from operating activities	1,612.5	1,422.8	1,307.1
Finance income	280.8	334.3	225.8
Finance expense	(76.4)	(70.7)	(74.8)
Profit before tax	1,816.9	1,686.4	1,458.1
Income tax	(488.2)	(405.0)	(334.3)
Profit for the year	1,328.7	1,281.4	1,123.8
Items that will not be reclassified to profit or loss, net of tax
Net fair value adjustment on equity investments at fair value through other comprehensive income	11.7	17.9	(9.1)
Fair value adjustment on equity investments at fair value through other comprehensive income	11.8	17.2	(15.7)
Deferred tax thereon	(0.1)	0.7	6.6
Other comprehensive income	11.7	17.9	(9.1)
Total comprehensive income for the year	R 1,340.4	R 1,299.3	R 1,114.7
Earnings per share
Basic earnings per share (in SA cents per share)	R 1.543	R 1.491	R 1.312
Diluted earnings per share (in SA cents per share)	R 1.535	R 1.482	R 1.306